CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)	Ordinary shares Class A	Ordinary shares Class B	Ordinary shares	Treasury Stock	Additional paid-in capital Series A Preferred Shares	Additional paid-in capital	Accumulated deficit Series A Preferred Shares	Accumulated deficit	Accumulated other comprehensive income (loss)	Class A	Class B	Series A Preferred Shares	Total
Beginning balance at Dec. 31, 2015			$ 9,126			$ 426,210		$ (70,321,969)	$ (172,401)				$ (70,059,034)
Beginning balance (in shares) at Dec. 31, 2015			912,551,946
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY
Net Profit (loss)								(30,706,599)					(30,706,599)
Share-based compensation						727,213							727,213
Foreign currency translation adjustments									(518,196)				(518,196)
Ending balance at Dec. 31, 2016			$ 9,126			1,153,423		(101,028,568)	(690,597)				(100,556,616)
Ending balance (in shares) at Dec. 31, 2016			912,551,946
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY
Net Profit (loss)								(23,660,913)					(23,660,913)
Repurchase of shares			$ (142)		$ (1,153,423)		$ (758,795)	(1,451,474)				$ (1,912,218)	(1,451,616)
Repurchase of shares (in shares)			(14,158,256)
Share-based compensation						876,560							876,560
Foreign currency translation adjustments									1,783,245				1,783,245
Ending balance at Dec. 31, 2017			$ 8,984			876,560		(126,899,750)	1,092,648				$ (124,921,558)
Ending balance (in shares) at Dec. 31, 2017			898,393,690										898,393,690
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY
Net Profit (loss)								10,147,465					$ 10,147,465
Conversion of Class A/B ordinary shares upon the completion of initial public offering("IPO")	$ 6,522	$ 2,462	$ (8,984)
Conversion of Class A/B ordinary shares upon the completion of initial public offering("IPO") (in shares)	652,169,225	246,224,465	(898,393,690)
Repurchase of shares				$ (2,499,167)									(2,499,167)
Repurchase of shares (in shares)				(15,550,500)
Issuance of ordinary shares for IPO, net of issuance costs (Note 11)	$ 2,175					45,118,147							45,120,322
Issuance of ordinary shares for IPO, net of issuance costs (Note 11) (in shares)	217,500,000
Conversion of preferred shares into Class A ordinary shares upon IPO (Note 13)	$ 20,799					156,347,011							156,367,810
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares) (Note 13)	2,079,938,011
Share-based compensation						2,359,471							2,359,471
Issuance of ordinary shares upon vesting of restricted shares (Note 14)	$ 2					(2)
Issuance of ordinary shares upon vesting of restricted shares (in shares) (Note 14)	150,000
Foreign currency translation adjustments									(2,251,548)				(2,251,548)
Ending balance at Dec. 31, 2018	$ 29,498	$ 2,462		$ (2,499,167)		$ 204,701,187		$ (116,752,285)	$ (1,158,900)				$ 84,322,795
Ending balance (in shares) at Dec. 31, 2018	2,949,757,236	246,224,465		(15,550,500)						2,934,206,736	246,224,465